Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss (net of tax, of $3,862 in 2012 and $2,900 in 2011)	$ 7,496	$ 5,629